Organization and Description of Business (Southwestern Montana Financial Center, Inc.)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Organization and Description of Business

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Reliance Global Group, Inc. (formerly known as Ethos Media Network, Inc.) (“RELI”, “Reliance”, or the “Company”) was incorporated in Florida on August 2, 2013. In September 2018, Reliance Global Holdings, LLC (“Reliance Holdings”, or “Parent Company”), a related party acquired control of the Company (see Note 4). Ethos Media Network, Inc. was then renamed on October 18, 2018.

On August 1, 2018, a related party to Reliance Holdings, US Benefits Alliance, LLC (“USBA”) acquired certain properties and assets of the insurance businesses of Family Health Advisors, Inc. and Tri Star Benefits, LLC (see Note 3) (the “USBA Transaction”). Also, on August 1, 2018, Employee Benefits, Solutions, LLC, (“EBS”), related party, acquired certain properties and assets of the insurance business of Employee Benefit Solutions, Inc. (the “EBS Transaction”, and, together with USBA Transaction, the “Common Control Transactions”).

On October 24, 2018, a related party of the Company, entered into a purchase agreement to sell assign, and convey membership interest and all other property rights in EBS and USBA to Reliance.

USBA is a general agent for various insurance companies and earns override commissions on business placed by other “downstream” agencies. EBS is a retail broker with its revenues mainly sourced from independent contractor brokers.

On December 1, 2018, Commercial Coverage Solutions, LLC (“CCS”), a wholly owned subsidiary of Reliance, acquired Commercial Solutions of Insurance Agency, LLC (see Note 3). CCS is a property and casualty insurance agency that specializes in commercial trucking and transportation insurance.

On April 1, 2019, Southwestern Montana Insurance Center, LLC (“SWMT”), a wholly owned subsidiary of Reliance, acquired Southwestern Montana Financial Center, Inc. (See Note 3). SWMT is an insurance services firm which specializes in providing personal and commercial lines of insurance.

On May 1, 2019, Fortman Insurance Services, LLC (“FIS”), a wholly owned subsidiary of Reliance, acquired Fortman Insurance Agency, LLC (See Note 3). FIS is an insurance services firm which specializes in providing personal and commercial lines of insurance.

On September 1, 2019, the Company acquired Altruis Benefits Consulting, Inc. (“ABC”). ABC is an insurance agency and employee benefits provider.

Southwestern Montana Financial Center, Inc. [Member]
Organization and Description of Business

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Southwestern Montana Financial Center, Inc. (the “Company”), was incorporated in the state of Montana on December 28, 2012. The Company is a privately-held insurance services firm which specializes in providing employee benefits insurance to groups and individuals. As an independent agent, the Company has access to a variety of insurance programs that provide competitive insurance rates to meet individual business needs.